PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment

Property, plant and equipment and related accumulated depreciation are as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Buildings	441,046,753	507,989,849
Machinery and equipment	3,217,550,882	3,307,235,601
Motor vehicles	22,814,205	22,609,244
Furniture, fixture and office equipment	44,168,256	45,729,731
	3,725,580,096	3,883,564,425
Less: Accumulated depreciation	(412,394,030)	(732,881,877)
Less: Impairment	(4,784,595)	(70,260,894)
Subtotal	3,308,401,471	3,080,421,654
Construction in progress	259,892,829	249,451,007
Property, plant and equipment, net	3,568,294,300	3,329,872,661